FINANCIAL RISK MANAGEMENT - Narrative (Details) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2021 USD ($)	May 19, 2020 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, maximum amount available to sell				$ 400.0	$ 300.0
Accounts receivable, amount sold to financial institution	$ 298.8	$ 333.1
Accounts receivable, amount sold to financial institution, fees	26.4	38.8
Net Income (loss)	(47.5)	318.9
Other comprehensive (loss) income	$ (140.1)	$ 7.2
Equity swap agreement, common shares (in shares) | shares	2.5	2.8
Letters of credit and guarantees, net	$ 196.2	$ 189.6
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications	1 year
Top of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications	2 years
Revolving Unsecured Term Credit Facility, September 2022
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity	$ 500.0		$ 850.0		$ 850.0
Foreign currency and interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Debt, fixed interest rate	94.00%	74.00%	94.00%		74.00%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Foreign currency strengthening change	5.00%		5.00%
Foreign currency rate change, based on weakening of foreign currency	5.00%		5.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis to interest rate change	1.00%
Net Income (loss)	$ (1.7)	$ (5.7)
Other comprehensive (loss) income	$ 0.0	$ 0.0
Sensitivity analysis to interest rate change, decrease	1.00%
Hedges Of Net Investment In US Entities
Disclosure of detailed information about financial instruments [line items]
Debt			$ 862.8		$ 862.8
Gross finance lease obligations			$ 23.9		$ 48.1